Other assets - Additional Information (Detail) - USD ($) $ in Thousands		12 Months Ended
	Feb. 28, 2020	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Finite-Lived Intangible Assets, Net [Abstract]
Cost		$ 173,800	$ 168,800
Accumulated Amortization		(83,700)	(64,000)
Net book value		90,100	104,800
Amortization related to intangible asset		20,910	21,396	$ 20,729
Finite-Lived Intangible Assets, Net, Amortization Expense, Fiscal Year Maturity [Abstract]
2022		18,400
2023		14,700
2024		11,900
2025		8,000
2026		4,400
Thereafter		32,700
Net book value		90,100	104,800
Changes In Deferred Cost [Roll Forward]
Beginning balance		63,800	41,300
Costs incurred			40,000	45,200
Amortization expensed			(24,400)	(22,700)
Ending balance		79,400	63,800	$ 41,300
Change In Contingent Consideration Asset [Roll Forward]
Beginning balance		90,900
Change in fair value		(5,100)
Compensation received		(30,500)
Ending balance		55,300	90,900
Current portion included in prepaid expenses and other		(6,100)
Contingent consideration asset, noncurrent		49,200	84,000
APR Energy
Changes In Deferred Cost [Roll Forward]
Maximum amount of cash flows subject to compensation	$ 110,000
Maximum amount of losses subject to compensation	64,000
Customer contracts
Finite-Lived Intangible Assets, Net [Abstract]
Cost		129,900	129,900
Accumulated Amortization		(76,200)	(58,600)
Net book value		53,700	71,300
Finite-Lived Intangible Assets, Net, Amortization Expense, Fiscal Year Maturity [Abstract]
Net book value		53,700	71,300
Trademark
Finite-Lived Intangible Assets, Net [Abstract]
Cost		27,400	27,400
Accumulated Amortization		(2,500)	(1,100)
Net book value		24,900	26,300
Finite-Lived Intangible Assets, Net, Amortization Expense, Fiscal Year Maturity [Abstract]
Net book value		24,900	26,300
Trademark | APR Energy
Finite-Lived Intangible Assets, Net [Abstract]
Cost	$ 27,400
Estimated useful life of trademark	20 years
Other
Finite-Lived Intangible Assets, Net [Abstract]
Cost		16,500	11,500
Accumulated Amortization		(5,000)	(4,300)
Net book value		11,500	7,200
Finite-Lived Intangible Assets, Net, Amortization Expense, Fiscal Year Maturity [Abstract]
Net book value		$ 11,500	$ 7,200
Acquired customer contracts
Finite-Lived Intangible Assets, Net [Abstract]
Weighted average remaining useful lives		3 years 10 months 24 days	4 years 7 months 6 days	5 years 3 months 18 days